Income Taxes - Major Components of Tax Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Tax expense for current year	€ 2,711	€ 1,881	€ 1,935
Taxes for prior years	287	53	17
Total current tax expense	2,998	1,934	1,952
Origination and reversal of temporary differences	(208)	(258)	(222)
Unused tax losses, research and development tax credits, and foreign tax credits	154	(62)	11
Total deferred tax income	(54)	(320)	(211)
Total income tax expense	2,944	1,614	1,741
Total deferred tax income related to changes in tax laws and tax rates	€ 58	€ 4	€ 8
Corporate income tax rate	15.00%	15.00%	15.00%
Reduced corporate income tax rate	10.00%